Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Total revenues	$ 113,765	$ 82,912
Subscription
Disaggregation Of Revenue [Line Items]
Total revenues	100,522	74,002
Advisory
Disaggregation Of Revenue [Line Items]
Total revenues	4,914	2,726
Advertising
Disaggregation Of Revenue [Line Items]
Total revenues	2,703	3,028
Books
Disaggregation Of Revenue [Line Items]
Total revenues	736	1,189
Other Revenue
Disaggregation Of Revenue [Line Items]
Total revenues	$ 4,890	$ 1,967